UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21748

Bread & Butter Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Address of Principal Executive Offices)  (Zip Code)

James B. Potkul, Potkul Capital Management LLC
3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code:  973-331-1000

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



BREAD & BUTTER FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2008

                               Shares   Historical Cost      Value
                               ------   ---------------      ------
COMMON STOCKS - 62.24 %


Diversified Holding Cos. - 7.50%
--------------------------------
  Berkshire Hathaway Cl B*          8       23,466            35,160
  Loews Corp.                   1,250       51,902            49,363
                                           --------          --------
                                            75,368            84,523

Business Services   -   1.91 %
--------------------------------
   Manpower Inc.  (France)        500       21,352            21,580
                                           --------          --------
                                            21,352            21,580


Consumer Products - 5.97 %
-------------------------------------
  Philip Morris International     900       45,213            43,290
  Diageo PLC ADR (UK)             350       24,416            24,101
                                           --------          --------
                                            69,629            67,391


Energy   - 11.78 %
------------------
  ConocoPhillips                  550       32,619            40,287
  El Paso Corporation           2,090       23,124            26,668
  EnCana Corp. (Canada)           400       26,497            26,292
  Rowan Companies Inc           1,300       41,799            39,715
                                           --------          --------
                                           124,039           132,962

Financials - 7.79 %
-------------------
  American Express              1,000       42,742            35,430
  Mitsubishi UFJ Financial ADRF 6,000       65,075            52,440
  (Japan)
                                           --------          --------
                                           107,817            87,870


Healthcare-Pharmaceutical - 3.92 %
----------------------
  Pfizer Incorporated           2,400       50,588            44,256
                                           --------          --------
                                            50,588            44,256



Industrials -  2.94 %
---------------------
  General Electric Company      1,300       39,365            33,150
                                           --------          --------
                                            39,365            33,150

Insurance  - 8.75 %
-------------------
  Mercer Insurance Group        3,000       54,042            49,200
  Montpelier RE Holdings        3,000       49,414            49,530
                                           --------          --------
                                           103,456            98,730


Media/Entertainment - 8.50%
----------------------------
  News Corp. Ltd. B             2,500       37,502            30,375
  Time Warner Inc.              5,000       91,646            65,550
                                           ---------         --------
                                           129,148            95,925


Retail   -   3.18 %
--------------------------
  Walmart Stores Inc              600       25,750            35,934
                                           --------          --------
                                            25,750            35,934


TOTAL COMMON STOCKS                        746,512           702,321
                                           --------          --------


SHORT-TERM INVESTMENTS - 38.39 %
--------------------------------
  Schwab Treasury Money Market 433,211     433,211           433,211
                                           --------          --------

TOTAL SHORT-TERM INVESTMENTS               433,211           433,211
                                           --------          --------

TOTAL INVESTMENTS                       $1,179,723         1,135,532
                                         ==========

OTHER ASSETS AND LIABILITIES - (0.63 %)                       (7,175)
                                                             --------

NET ASSETS - 100.00%                                      $1,128,357
                                                           ==========




*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.





The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements
("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.
The three-tier hierarchy of inputs is summarized below.

   * Level 1 - quoted prices in active markets for identical investments.

   * Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   * Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

                               Investments          Other
                               in                   Financial
      Level                    Securities           Instruments *
      -----                   -----------------     -------------------
      Level 1                  $1,135,532          $               0
      Level 2                           0                          0
      Level 3                           0                          0
                              -----------------     -------------------
      Total                    $1,135,532          $               0
                              =================     ===================










   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments,such as futures forwards and swap contracts, which are valued at the unrealized appreciation /depreciation on the instrument








Bread & Butter Fund, Inc.

Item 2. Controls and Procedures.

(a) The Registrant's President and Principal Financial Officer,
James B Potkul, has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934,as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item  3.  Exhibits.

A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed as an exhibit to and part of this Form N-Q.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/  James B. Potkul
-----------------------------------
        James B. Potkul
        President/Principal Financial officer

Date:  October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in capacities and on the dates indicated.

By /s/ James B. Potkul
-----------------------------------
       James B. Potkul
       President/Principal Financial Officer

Date:  October 28, 2008